Investments Accounted for Using the Equity Method (Summarized Financial Information for Other Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investments accounted for using the equity method	¥ 4,527,133	¥ 4,452,044
Aggregate amounts of the group's share of:
Profit for the year	5,336,218	6,154,159	¥ 5,981,473
Total comprehensive income	5,329,204	6,153,349	¥ 5,999,686
Other associates [member]
Disclosure of associates [line items]
Investments accounted for using the equity method	44,512	44,703
Aggregate amounts of the group's share of:
Profit for the year	5,884	5,933
Total comprehensive income	¥ 5,884	¥ 5,933